DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

May 3, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Basic U.S. Mortgage Securities Fund (the "Fund") Registration File Nos. 33-12660; 811-05074

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on April 27, 2004.

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

By: /s/ Michael A. Rosenberg
       Michael A. Rosenberg
       Secretary